Exceptional items (Tables)	9 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Findus Group integration costs	1.1	3.8	7.1	9.5
Goodfella's Pizza & Aunt Bessie's integration costs	2.2	—	3.0	—
Factory optimization	0.4	—	0.9	—
Supply chain reconfiguration	1.1	—	1.3	—
Settlement of legacy matters	(0.7)	(1.1)	(0.6)	2.6
Implementation of strategic opportunities	—	2.7	—	10.5
Remeasurement of indemnification assets	—	—	—	(8.3)
Costs related to transactions	—	—	—	2.5
Total exceptional items	4.1	5.4	11.7	16.8